Document and Entity Information	Dec. 10, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2019
Entity File Number	001-34774
Entity Registrant Name	Cboe Global Markets, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identificatoin Number	20-5446972
Entity Address, Address Line One	400 South LaSalle Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60605
City Area Code	312
Local Phone Number	786-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.01 per share
Trading Symbol	CBOE
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false
Entity Central Index Key	0001374310
Amendment Flag	false